Note 13 - Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Combined basic Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Effective income tax	$ 293,975	$ 43,080	$ (27,602)
Increase (decrease) resulting from change in the deferred tax assets not recognized	(286,989)	(421,000)	1,839,000
Withholding tax	193,443	183,288	189,534
Non-deductible items	55,544	(66,925)	46,369
Change in prior year estimates	(62,530)	444,845	(1,857,767)
Tax income (expense)	$ 193,443	$ 183,288	$ 189,534